Regulatory Requirements and Restrictions (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The table below presents capital ratios and related information in accordance with Basel 3 Standardized and Advanced approaches – Transition as measured at December 31, 2015 and 2014 for the Corporation and BANA.

Regulatory Capital under Basel 3 – Transition (1)

	December 31, 2015
	Bank of America Corporation				Bank of America, N.A.
(Dollars in millions)	Standardized Approach	Advanced Approaches	Regulatory Minimum	Well-capitalized (2)	Standardized Approach	Advanced Approaches	Regulatory Minimum	Well-capitalized (2)
Risk-based capital metrics:
Common equity tier 1 capital	$163,026	$163,026			$144,869	$144,869
Tier 1 capital	180,778	180,778			144,869	144,869
Total capital (3)	220,676	210,912			159,871	150,624
Risk-weighted assets (in billions)	1,403	1,602			1,183	1,104
Common equity tier 1 capital ratio	11.6%	10.2%	4.5%	n/a	12.2%	13.1%	4.5%	6.5%
Tier 1 capital ratio	12.9	11.3	6.0	6.0%	12.2	13.1	6.0	8.0
Total capital ratio	15.7	13.2	8.0	10.0	13.5	13.6	8.0	10.0

Leverage-based metrics:
Adjusted quarterly average assets (in billions) (4)	$2,103	$2,103			$1,575	$1,575
Tier 1 leverage ratio	8.6%	8.6%	4.0	n/a	9.2%	9.2%	4.0	5.0

	December 31, 2014
Risk-based capital metrics:
Common equity tier 1 capital	$155,361	n/a			$145,150	n/a
Tier 1 capital	168,973	n/a			145,150	n/a
Total capital (3)	208,670	n/a			161,623	n/a
Risk-weighted assets (in billions)	1,262	n/a			1,105	n/a
Common equity tier 1 capital ratio	12.3%	n/a	4.0%	n/a	13.1%	n/a	4.0%	n/a
Tier 1 capital ratio	13.4	n/a	5.5	6.0%	13.1	n/a	5.5	6.0%
Total capital ratio	16.5	n/a	8.0	10.0	14.6	n/a	8.0	10.0

Leverage-based metrics:
Adjusted quarterly average assets (in billions) (4)	$2,060	$2,060			$1,509	$1,509
Tier 1 leverage ratio	8.2%	8.2%	4.0	n/a	9.6%	9.6%	4.0	5.0

(1)
The Corporation received approval to begin using the Advanced approaches capital framework to determine risk-based capital requirements in the fourth quarter of 2015. With the approval to exit parallel run, the Corporation is required to report regulatory capital risk-weighted assets and ratios under both the Standardized and Advanced approaches. The approach that yields the lower ratio is to be used to assess capital adequacy and was the Advanced approaches at December 31, 2015. Prior to exiting parallel run, the Corporation was required to report regulatory capital risk-weighted assets and ratios under the Standardized approach only. As previously disclosed, with the approval to exit parallel run, U.S. banking regulators requested modifications to certain internal analytical models including the wholesale (e.g., commercial) credit models which increased the Corporation’s risk-weighted assets in the fourth quarter of 2015.

(2)
To be “well capitalized” under the current U.S. banking regulatory agency definitions, a bank holding company or national bank must maintain these or higher ratios and not be subject to a Federal Reserve order or directive to maintain higher capital levels.

(3)	Total capital under the Advanced approaches differs from the Standardized approach due to differences in the amount permitted in Tier 2 capital related to the qualifying allowance for credit losses.

(4)	Reflects adjusted average assets for the three months ended December 31, 2015 and 2014.
n/a = not applicable